Fair Value Measurements - Financial liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Jul. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		$ 30,756	$ 18,129
Level 3 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		30,756	18,129
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 26,633	30,756	18,129
Recurring | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		30,756	$ 18,129
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 26,633	$ 30,756